Dunham Corporate/Government Bond Fund

DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Class C (DCCGX)

Class N (DNCGX)

Supplement dated July 1, 2013 to the Prospectus and Summary Prospectus each dated February 22, 2013 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective July 1, 2013, the Board of Trustees of the Dunham Funds has approved a change in the fulcrum fee payable to Newfleet Asset Management LLC ("Newfleet"), Sub-Adviser to the Dunham Corporate/Government Bond Fund (the "Fund").

The base Sub-Advisory payable to Newfleet is reduced by 5 bps (0.05%), from 35 bps (0.35%) to 30 bps (0.30%) annually.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 9 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Dunham Corporate/Government Bond Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.35%	1.85%	1.10%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Corporate/Government Bond Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	$188	$582	$1,001	$2,169
Class N	$112	$350	$ 606	$1,340

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 22, 2013, as subsequently amended, which provide information that you should know about the Dunham Corporate/Government Bond Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated July 1, 2013

Dunham Corporate/Government Bond Fund
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Corporate/Government Bond Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Corporate/Government Bond Fund		Class A	Class C	Class N
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	1.85%	1.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

Example
Expense Example - Dunham Corporate/Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	581	858	1,156	2,001
Class C	188	582	1,001	2,169
Class N	112	350	606	1,340